Segment Information - Net Sales Including Net Sales of Discontinued Operations by Product/Service Type (Detail) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Product Information [Line Items]
Net sales	$ 81,083,384	$ 123,538,112	$ 100,954,504
Floor Care Products [Member]
Product Information [Line Items]
Net sales		51,056,019	40,013,087
Kitchen Appliances [Member]
Product Information [Line Items]
Net sales	533,077	755,607	1,081,498
CCMs [Member]
Product Information [Line Items]
Net sales	3,913,523	53,094,225	41,592,838
Cellular Phone Assembly Services [Member]
Product Information [Line Items]
Net sales	4,256,314	14,439,927	14,648,779
Others [Member]
Product Information [Line Items]
Net sales	$ 2,380,470	$ 4,192,334	$ 3,618,302